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   SUPPLEMENT TO THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND
                                PRIME PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectuses and Statement of Additional Information.

Effective immediately, the portfolio may invest up to 10% of its assets in the securities of other investment companies.

Dated: February 28, 2003                                                 16-0203
                                                                             for
                                                                           CSPPA
                                                                           CSPPB
                                                                           CSPPC
                                                                        2003-006